Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000028113 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028113 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000028113 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000028113 | USD
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028113 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028113 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000028113 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028113 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028113 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028113 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028113 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028113 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028113 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028113 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028113 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028113 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028113 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028113 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000028113 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000028113 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028113 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028113 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028113 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028113 | Local Governments - Provincial Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028113 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028113 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028113 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028113 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028113 | Local Governments - Regional Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028113 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028113 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028113 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057412 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057412 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000057412 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000057412 | USD
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000057412 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057412 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000057412 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000057412 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057412 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000057412 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057412 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057412 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057412 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057412 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057412 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057412 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057412 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057412 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000057412 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000057412 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000057412 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057412 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057412 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057412 | Local Governments - Provincial Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057412 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057412 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057412 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057412 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057412 | Local Governments - Regional Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057412 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057412 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057412 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028115 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028115 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000028115 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000028115 | USD
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028115 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028115 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000028115 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028115 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028115 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028115 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028115 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028115 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028115 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028115 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028115 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028115 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028115 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028115 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000028115 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000028115 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028115 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028115 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028115 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028115 | Local Governments - Provincial Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028115 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028115 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028115 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028115 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028115 | Local Governments - Regional Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028115 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028115 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028115 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057409 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057409 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000057409 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000057409 | USD
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000057409 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057409 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000057409 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000057409 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000057409 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000057409 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057409 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057409 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057409 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057409 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057409 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057409 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057409 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057409 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000057409 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000057409 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000057409 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057409 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057409 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057409 | Local Governments - Provincial Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057409 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057409 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057409 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057409 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057409 | Local Governments - Regional Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057409 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057409 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057409 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135460 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135460 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000135460 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000135460 | USD
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000135460 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135460 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000135460 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000135460 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000135460 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000135460 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135460 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135460 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135460 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135460 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135460 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135460 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135460 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135460 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000135460 | Corporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000135460 | Mortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000135460 | Covered Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135460 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135460 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135460 | Local Governments - Provincial Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135460 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135460 | Inflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135460 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135460 | Governments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135460 | Local Governments - Regional Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135460 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135460 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135460 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%